Pension and Other Post-retirement Benefits (Details 3) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014
Pension Benefits
Pension and other post-retirement benefits
Number of shares of common stock of the Company included in plan assets sold during the year		1.7
Dividends paid on employer shares held by the plan		$ 700
Employers contribution in next fiscal year	$ 24,100
Expected contribution representing benefit payments for unfunded plans during next fiscal year	27,200
Expected future benefit payments
2016	53,515
2017	55,661
2018	58,010
2019	60,934
2020	63,916
2021 - 2025	$ 361,518
Pension Benefits | Large Capitalization Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	38.80%	33.00%
Pension Benefits | Large Capitalization Equity | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | Large Capitalization Equity | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	35.00%	35.00%
Pension Benefits | Small Capitalization Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	5.40%	6.00%
Pension Benefits | Small Capitalization Equity | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	5.00%	5.00%
Pension Benefits | Small Capitalization Equity | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | International Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	14.00%	20.80%
Pension Benefits | International Equity | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | International Equity | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Pension Benefits | Private Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	6.10%	5.00%
Pension Benefits | Private Equity | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%
Pension Benefits | Private Equity | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | Equity Securities
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	64.30%	64.80%
Pension Benefits | Equity Securities | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	50.00%	55.00%
Pension Benefits | Equity Securities | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	75.00%	75.00%
Pension Benefits | Fixed Income
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	34.30%	34.00%
Pension Benefits | Fixed Income | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Pension Benefits | Fixed Income | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	45.00%	45.00%
Pension Benefits | Real Estate | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%
Pension Benefits | Real Estate | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	10.00%
Pension Benefits | Cash and Cash Equivalents
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	1.40%	1.20%
Post-retirement Benefits
Expected future benefit payments
2016	$ 22,113
2017	22,441
2018	22,612
2019	22,711
2020	22,621
2021 - 2025	108,832
Expected federal subsidy receipts related to prescription drug benefits per year through 2024	$ 2,400